ACQUISITIONS (Schedule of Purchase Price Allocation) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Mar. 18, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 18, 2013
Business Acquisition [Line Items]
Goodwill		$ 30,980		$ 17,467	$ 17,748
Appfluent [Member]
Business Acquisition [Line Items]
Cash and cash equivalents acquired			$ 595
Accounts receivables and other current assets			82
Deferred revenues			(504)
Trade payables, accrued expenses and other current liabilities			(154)
Non-current liabilities			(123)
Deferred taxes, net			(1,135)
Developed Technology	[1]		6,350
Customers Relationships	[2]		382
Goodwill			13,720
Total purchase price			$ 19,213
Hayes Technology Group Incorporated [Member]
Business Acquisition [Line Items]
Net assets (including cash of $337)						$ 733
Intangible assets						4,384
Deferred revenues						(366)
Goodwill						4,547
Total purchase price						$ 9,298

[1]	Developed technology represents a combination of Appfluent's processes and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized over 5 years using the straight line method.
[2]	Customer relationships represent the underlying relationships and agreements with Appfluent installed customer base and are amortized over 7 years using the accelerated method.